Inventories (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of Inventories

	2023	2022	Definitions
	US$M	US$M
Raw materials and consumables	2,106	1,713	Spares, consumables and other supplies yet to be utilised in the production process or in the rendering of services.
Work in progress	3,514	3,827	Commodities currently in the production process that require further processing by the Group to a saleable form.
Finished goods	1,003	710	Commodities ready-for-sale and not requiring further processing by the Group.

Total 1	6,623	6,250

Comprising:			Inventories classified as non-current are not expected to be utilised or sold within 12 months after the reporting date or within the operating cycle of the business.
Current	5,220	4,935
Non-current	1,403	1,315

1
Inventory write-downs of US$100 million were recognised during the year (2022: US$163 million; 2021: US$58 million). Inventory write-downs of US$37 million made in previous periods were reversed during the year (2022: US$23 million; 2021: US$26 million).